Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) shares in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 5,204,000	$ 6,735,000	$ 5,748,000
Other income	45,000	58,000	45,000
Drivers and riders cost and related expenses	(2,745,000)	(3,552,000)	(2,922,000)
Employee benefits expenses	(896,000)	(1,160,000)	(1,208,000)
Depreciation and amortization expenses	(251,000)	(325,000)	(302,000)
Finance costs	(1,000)	(1,000)	(3,000)
Other expenses	(3,077,000)	(3,982,000)	(4,660,000)
Operational loss	(1,721,000)	(2,227,000)	(3,302,000)
Share of results of a joint venture	153,000	198,000
Share-based compensation	(8,803,000)	(11,392,000)	(1,542,000)
Loss before income taxes	(10,371,000)	(13,421,000)	(4,844,000)
Income tax benefit			32,000
Net income (loss)	(10,371,000)	(13,421,000)	(4,812,000)
Other comprehensive loss:
Foreign currency translation adjustment	(18,000)	(24,000)	(233,000)
Net loss and total comprehensive loss	(10,389,000)	(13,445,000)	(5,045,000)
Net loss and total other comprehensive loss	(10,389,000)	(13,445,000)	(5,045,000)
Loss for the period attributable to:
Owners of the Company	(10,363,000)	(13,411,000)	(4,810,000)
Non-controlling interest	(8,000)	(10,000)	(2,000)
Net loss and total comprehensive loss attributable to:
Owners of the Company	(10,381,000)	(13,435,000)	(5,043,000)
Non-controlling interest	$ (8,000)	$ (10,000)	$ (2,000)
Net loss per share attributable to ordinary shareholders
Net loss per share attributable to ordinary shareholders, Basic | (per share)	$ (0.07)	$ (0.09)	$ (0.18)
Net loss per share attributable to ordinary shareholders, Diluted | (per share)	$ (0.07)	$ (0.09)	$ (0.18)
Weighted average number of ordinary shares used in computing net loss per share
Weighted average number of ordinary shares used in computing net loss per share, Basic	142,268	142,268	27,391
Weighted average number of ordinary shares used in computing net loss per share, Diluted	142,268	142,268	27,391